Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income (loss) for the year	$ (9,128,642)	$ (43,842)	$ (6,121,754)
Changes in non-cash working capital items:
Stock-based compensation	1,058,222	2,397,261	2,118,917
Stock issued for services	251,776	89,711	169,396
Depletion	1,300,417	5,119,174	1,451,032
Depreciation	87,408	175,764	145,035
Accretion of asset retirement obligation	269,114	219,536	264,075
Accretion and accrued interest expense	1,240,840	1,393,604	26,365
Interest income	(2,190)	(19,179)	(54,623)
Change in fair value of derivative liability		(4,827)	686,504
Unrealized foreign exchange (gain) loss	1,182,535	4,313,483	(32,899)
Provision for settlement			285,120
(Gain) loss on debt settlement	264,050	8,500	(97,051)
Loss on issuance of shares	5,052	17,342
Loss (gain) on sale of oil and gas properties and equipment	466,092	(19,535)
Loss on impairment of O&G assets	9,892,000
Loss on sale and revaluation of assets held for sale	132,737	1,556,787
Loss on impairment of exploration and evaluation assets			3,101,343
Loss on write-off of notes and other receivables	15,439		46,176
Gain on net monetary position	(18,431,488)	(18,984,099)	(1,826,495)
Gain on termination of lease		(31,864)
Gain on modification of lease	(46,602)
Deferred tax expense	2,447,053	1,860,326
Restricted cash			5,438
Amounts receivable	(29,304)	1,448,844	(3,959,821)
Prepaid expenses and deposits	273,363	(677,165)	(883,254)
Accounts payable and accrued liabilities	3,056,991	(346,398)	11,708,461
Net cash (used in) provided by operating activities	(5,695,137)	(1,526,577)	7,031,965
Investing activities:
Property and equipment expenditures	(15,309)	(60,176)	(696,929)
Oil and gas properties expenditures	(2,127,765)	(56,381,768)	(44,369,191)
Disposal of equipment and assets held for sale	1,250,578		64,588
Advances from JV Partners	1,348,810	29,623,835	6,656,785
Prepaid expenses and deposits	(372,060)	178,536
Accounts payable and accrued liabilities	692,881	7,856,541	917,064
Net cash provided by (used in) investing activities	777,135	(18,783,032)	(37,427,683)
Financing activities:
Proceeds from stock subscriptions received, net	1,698,997	7,417,630	28,701,299
Proceeds from exercise of options		542,864	571,066
Proceeds from exercise of warrants	2,217	2,215	1,208,249
Proceeds from loans payable	2,402,751	4,988,296	199,007
Repayments of loans payable	(357,605)	(2,719,721)	(696,853)
Repayment of notes receivable		80,991	136,611
Proceeds from convertible debt		10,359,398
Lease payments	(22,921)	(85,271)	(4,121)
Net cash provided by financing activities	3,723,439	20,586,402	30,115,258
Effect of exchange rate changes on cash and cash equivalents	605,326	(14,409)	179,531
Net increase (decrease) in cash and cash equivalents	(589,237)	262,384	(100,929)
Cash and cash equivalents, beginning of year	1,188,445	926,061	1,026,990
Cash and cash equivalents, end of year	599,208	1,188,445	926,061
Supplemental information:
Interest paid on credit facilities	1,371,215	795,451	105,805
Interest paid on convertible debt	1,312,073
Non-cash investing and financing activities:
Stock issued for debt settlement	1,470,079	212,402	391,021
Stock issued for prepaid expenses			158,698
Stock issued for services	251,776	89,711	169,396
Right-of-use asset additions		$ 236,201